SASCO 2007-BC4
Credit Risk Management Report
November 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Mortgage Insurance Report
Section Five
Loss Analysis
Section Six
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
November 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): America's Servicing Company, Aurora Loan Services, Chase Home
Finance, Colonial Savings, Countrywide, Home Loan Services,
HomEq, Midwest Loan Services, Ocwen Loan Servicing, LLC,
PHH Mortgage Services, Select Portfolio Servicing, Inc., Wells
Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,430 91.28%
Collateral Balance $1,311,380,749 $1,198,607,556 91.40%
Closing Date
As of 11/25/2008
11/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Value Added
0 $0
Issues Amount Recovered
Total Value Added for SASCO 2007-BC4 as of 11/25/2008
Collateral Statistics
Early Payment Defaults* 44 $13,152,922
First Payment Defaults 8 $2,021,865
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Mortgage Insurance
Clayton actively monitors mortgage insurance (MI) coverage for this deal. Each month, loans with MI are reviewed to ensure that the servicer has followed the appropriate claim filing process, that appropriate claims are paid, and that appropriate proceeds are remitted to the trust. The Mortgage Insurance Watchlist consists of all claims pending for 60+
days. Clayton monitors these claims to ensure that the servicer and MI company are proceeding to resolve the pending claims. Clayton also reviews each coverage rescission to ensure the findings were warranted and disputes them if discrepancies are found. Please refer to the Mortgage Insurance Report section for information regarding MI coverage for this deal.
Prepayment Penalty Analysis
Total Cash Flows
11/25/2008 $68,844 $68,844 $0
Remittance Date
Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
10/25/2008 $1,222,170,549 $7,689,446 0.62
9/25/2008 $1,233,039,726 $9,478,025 0.76
11/25/2008 $1,206,523,398 $4,265,816 0.35
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
Prepayments
2008 Clayton Fixed Income Services Inc. All rights reserved.
11/25/2008 $3,151,751 43
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: October 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
12/2/2008
A BPO dated 10/15/2008 valued this property at $11,000. The value decline can be attributed to market conditions as this property is located in Cuyahoga County, Ohio. It appears the servicer is in the process of charging off this loan. If the loan is not charged off in the 12/25/2008 distribution, Clayton will ask the servicer to charge off the loan.
Default Reason: (Unknown)
129.47% 5/1/2010 $121,192 6FFFFFFFFF9
Researching - BK
BPO $104,000
$11,000
$93,600
$93,131
90%
847% 10/15/2008
9914215
1
9/1/2007
OH
461
1/1/2007
2
11/3/2008
According to a recent BPO this property is valued at $25,000. Clayton has no indication that the borrower is in bankruptcy nor on a payment plan. Clayton will monitor this loan to ensure the servicer charges it off in a timely manner.
12/2/2008 Clayton continues to monitor this loan to ensure it is charged off in a timely manner.
Default Reason: (Unknown)
117.39% 6/1/2009 $388,111 6999FFFFFFF
Researching
BPO $348,000
$25,000
$330,600
$330,552
95%
1,322% 12/19/2007
9916141
1
9/1/2007
FL
605
7/1/2007
2
11/3/2008
According to a recent BPO the property value decreased $232,000 since origination. It appears the servicer and borrower are attempting loss mitigation. The borrower is not in bankruptcy nor on a payment plan. The value decline can be attributed to market conditions and is consistent with the surrounding area. Clayton will monitor all activity on this loan.
12/3/2008
The servicer has resumed the foreclosure proceedings. Clayton will monitor this loan through the foreclosure process to ensure a foreclosure sale date is scheduled in a timely manner.
Default Reason: (Unknown)
91.52% 5/1/2009 $297,358 369FFFFFF9F
Researching
BPO $342,000
$110,000
$324,900
$324,786
95%
295% 07/17/2008
9915644
1
10/1/2007
CA
539
6/1/2007
2
12/3/2008
According to Clayton's data this loan liquidated on 9/9/2008 and remitted a PPP totaling $3,328. However this loan was reinstated in the 11/25/2008 distribution. Clayton has asked the servicer to refund the PPP to the borrower and we currently await a response.
Default Reason: (Unknown)
0.00% 9/9/2008 $0 CCCCCCCCC00
Researching
BPO $146,000
$146,000
$79,000
$0
54%
0% 08/15/2007
9918606
1
7/1/2008
MD
548
10/1/2007
1
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: October 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
12/2/2008
A BPO dated 10/24/2008 valued this property at $6,000. The value decline can be attributed to market conditions as this property is located in Cuyahoga County, Ohio. The servicer has stopped all advances on this loan. Clayton will monitor this loan to ensure it is charged off in the 12/25/2008 distribution.
Default Reason: (Unknown)
117.38% 9/1/2009 $105,529 CCC36FFFFFF
Researching
BPO $89,900
$6,000
$89,900
$88,570
100%
1,476% 10/24/2008
9919086
1
1/1/2008
OH
627
2/1/2006
2
11/3/2008
According to Clayton's data this property is valued at $18,600. The loan is nine months delinquent and foreclosure is on hold. Clayton has no indication that the borrower is in bankruptcy nor on a payment plan. Clayton will monitor this loan to ensure the servicer charges off this loan in a timely manner.
12/2/2008 Clayton has asked the servicer to review this loan for charge off and we currently await a response.
Default Reason: (Unknown)
112.75% 3/1/2010 $65,962 CC36FFFF999
Researching
BPO $65,000
$18,600
$58,500
$58,411
90%
314% 03/18/2008
9917376
1
12/1/2007
IN
684
9/1/2007
2
12/2/2008
A BPO dated 7/29/2008 valued this property at $15,000. The value decline can be attributed to market conditions as this property is located in Wayne County, Michigan. Clayton has asked the servicer to review this loan for charge off and we currently await a response.
Default Reason: (Unknown)
128.46% 7/1/2010 $138,747 36FCC336F99
Researching
BPO $120,000
$15,000
$108,000
$107,594
90%
717% 07/29/2008
9915423
1
4/1/2008
MI
568
7/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: November 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00% 100.00% 100.00%
41.94% 47.37% 47.62% 48.89% 24.00% 24.44%
26 18 10 22 18 11
0 0 0 0 0 0
26 18 10 22 18 11
0 0 0 0 0 0
0 0 0 0 0 0
26 18 10 22 18 11
0 0 0 0 0 0
0 0 0 0 0 0
2 1 1 2 8 4
1 2 0 3 3 4
1 1 0 3 15 11
7 4 2 5 5 3
37 26 13 35 49 33
62 38 21 45 75 45
$0
$0
$0
$0
$0
$0
$138,976 $112,382 $51,922 $132,997 $116,078 $68,844
$138,976 $112,382 $51,922 $132,997 $116,078 $68,844
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
6/25/2008 7/25/2008 8/25/2008 9/25/2008 10/25/2008 11/25/2008 Trustee Remittance Date
Trustee Remittance Date: November 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9918525 MD 6FRRRRRRRF0 8/17/2007 3 08/17/2010 $60,389 $0 0 % Liquidated out of foreclosure status
9914229 DC CCCCCCCCC36 11/29/2006 2 11/29/2008 $459,104 $16,986 4%
9915034 UT CCCCCCCCCC0 4/3/2007 2 04/03/2009 $202,073 $8,054 4%
9915951 WA CCC36FFFFF0 5/17/2007 2 05/17/2009 $219,841 $0 0 % Liquidated out of foreclosure status
9918521 WI CCCCCCCCCCC 8/16/2007 3 08/16/2010 $136,485 $3,679 3%
9914828 OR 36FFFFFF9F0 3/28/2007 2 03/28/2009 $186,377 $0 0 % Liquidated out of foreclosure status
9914704 IL CCCC36FFFF0 4/20/2007 2 04/20/2009 $226,965 $0 0 % Liquidated out of foreclosure status
9914672 VA CCCCCCCCCC0 4/12/2007 2 04/12/2009 $130,151 $4,741 4%
9916418 MI CCCCCCCCCC0 6/6/2007 3 06/06/2010 $138,450 $1,387 1%
9917371 MD CCCCCCCCCC0 7/16/2007 3 07/16/2010 $328,166 $9,513 3%
9917537 PA CCCCCCCCCCC 7/20/2007 3 07/20/2010 $153,655 $5,652 4%
9915697 PA CCCCCCCCCCC 5/21/2007 3 05/21/2010 $100,692 $3,945 4%
9915103 AZ CCCCCCCCCCC 4/24/2007 2 04/24/2009 $166,342 $6,177 4%
9916599 TN CCCCCCCCCC0 6/13/2007 2 06/13/2009 $122,173 $4,031 3%
9916910 TN CCCCCCCCCC0 6/22/2007 2 06/22/2009 $145,604 $4,680 3%
9915058 FL CCCCC369990 4/30/2007 2 04/30/2009 $149,359 $0 0 % Liquidated through charge off
9919337 CA 69FF99RRRR0 12/5/2006 2 12/05/2008 $327,563 $0 0 % Liquidated out of REO status
9914285 CA CC369FFFFR0 1/5/2007 2 01/05/2009 $206,987 $0 0 % Liquidated out of REO status
9915703 OH CC36FFFFF90 2/1/2007 2 02/01/2009 $132,451 $0 0 % Liquidated through charge off
9918551 CA 6FFFFRRRRR0 8/3/2007 3 08/03/2010 $384,538 $0 0 % Liquidated out of REO status
9915100 AZ CCCCC369F90 4/4/2007 2 04/04/2009 $179,195 $0 0 % Liquidated through short sale
9919917 FL C36FFFFFF90 3/2/2007 3 03/02/2010 $192,000 $0 0 % Liquidated through short sale
9914268 CA 69FFFFRRRR0 1/16/2007 2 01/16/2009 $225,000 $0 0 % Liquidated out of REO status
9919323 VA CC36FF9FRR0 12/22/2006 3 12/22/2009 $504,556 $0 0 % Liquidated out of REO status
9917500 CA CCC36FFFFR0 7/19/2007 3 07/19/2010 $320,678 $0 0 % Liquidated out of REO status
9917720 CA CC36FFFRR90 7/25/2007 3 07/25/2010 $427,250 $0 0 % Liquidated out of REO status
9916384 MD 36FFFFRRRR0 6/13/2007 2 06/13/2009 $106,250 $0 0 % Liquidated out of REO status
9914556 CA FFFFRRRRR90 2/2/2007 2 02/02/2009 $210,665 $0 0 % Liquidated out of REO status
9919448 TN 66999FRRRR0 6/3/2006 3 06/03/2009 $119,894 $0 0 % Liquidated out of REO status
9916486 AZ 33FFFFRRR90 6/7/2007 2 06/07/2009 $333,225 $0 0 % Liquidated out of REO status
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Mortgage Insurance Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Mortgage Insurance Claim Summary
Mortgage Data Through: October 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
Estimate based on internal calculations.
Estimated claim payment if the claim had been paid.
1
2
Claim Payment Breakdown
Claims Paid:
Claims Pending:
Claims Rescinded:
Claims Without Payment:
Claims Denied:
Claims Withdrawn:
Dollar Amount
# of Loans
0
$0
0
$0
0
$0
0
$0
0
$0
0
$0
Age of Pending Claims
Number of Pending Claims:
180 Days
90 Days
60 Days
30 Days
< 30 Days
150 Days
120 Days
210+ Days
0 0 0 0 0 0 0 0
2
2
2
2
1
Section Five
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: October 31, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
5/25/2008 $392,132.76 0.03%
1/25/2008 $0.00 0.00%
4/25/2008 $168,311.94 0.01%
2/25/2008 $77,872.61 0.01%
3/25/2008 $17.75 0.00%
7/25/2008 $543,652.62 0.04%
11/25/2008 $3,151,751.41 0.24%
6/25/2008 $534,376.75 0.04%
10/25/2008 $3,972,809.78 0.30%
8/25/2008 $212,481.90 0.02%
9/25/2008 $906,012.22 0.07%
Totals: $9,959,419.74 0.76%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: November 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$101,142 9919917 $48,147 9919448 $173,659 9919337
$206,567 9919323 $256,346 9918551 $9,017 9918525
$173,825 9918154 $370,746 9917720 $167,865 9917500
$210,902 9916486 $66,897 9916384 $90,217 9915951
$145,906 9915703 $43,883 9915100 $165,133 9915058
$215,446 9914828 ($1) 9914588 $28,132 9914587
$254,066 9914556 $198,809 9914285 $202,373 9914268
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$3,129,076
Subsequent Losses
$194 9920079
$75 9919991 $125 9919013 $89 9918970
$47 9918870 $2,944 9918825 $1,981 9918793
$925 9918487 $2,250 9918286 $78 9917442
$139 9917377 $3,550 9916911 $119 9916700
$3,940 9916016 $2,188 9915574 $1,875 9914683
$55 9914387 $80 9914376 $2,235 9914254
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Monthly Security Loss:
$3,151,751
Losses Remitted: $3,151,751
Difference: $0
Loan-Level Losses: $3,129,076
Subsequent Losses: $22,888
Subsequent Gains: ($213)
11/25/2008 $3,151,751
Remittance Statement
Summary
Subsequent Losses Total:
$22,888
Subsequent Gains Total:
($213)
($25) 9919224 ($25) 9919223 ($163) 9914820
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Subsequent Gains
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
CC36FFFRR90 12/1/2007 $427,500
Low $120,000
$450,000
09/26/2008
Sale Price
95%
7/25/2007
644
CA
Cash Out Refinance
1 Family 1
9917720
$370,746.29
86.72%
10/31/2008
REO Sale
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via REO sale and a loss of $370,746, a severity of 87 percent, was passed to the trust. At liquidation, the unpaid principal balance was $427,449 and net sales proceeds totaled $105,118. Additionally, the servicer advanced $42,896 in interest to the trust. Based on the sale price the property declined in value by $330,000 or 73 percent, since origination. This loan is not covered under a mortgage insurance policy.
(Unknown) Default Reason:
69FFFFRRRR0 9/1/2007 $225,000
Low $59,575
$250,000
10/08/2008
Sale Price
90%
1/16/2007
560
CA
Cash Out Refinance
1 Family 1
9914268
$202,372.82
89.94%
10/31/2008
REO Sale
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via REO sale and a loss of $202,373, a severity of 90 percent, was passed to the trust. At liquidation, the unpaid principal balance was $225,000 and net sales proceeds totaled $49,501. Additionally, the servicer advanced $18,244 in interest to the trust. Based on the sale price the property declined in value by $190,425 or 76 percent, since origination. This loan is not covered under a mortgage insurance policy.
(Unknown) Default Reason:
CC369FFFFR0 12/1/2007 $208,000
Full $32,900
$260,000
10/06/2008
Sale Price
80%
1/5/2007
664
CA
Purchase
1 Family 1
9914285
$198,808.66
95.58%
10/31/2008
REO Sale
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via REO sale and a loss of $198,809, a severity of 96 percent, was passed to the trust. At liquidation, the unpaid principal balance was $207,509 and net sales proceeds totaled $25,565. Additionally, the servicer advanced $12,635 in interest to the trust. Based on the sale price the property declined in value by $227,100 or 87 percent, since origination. This loan is not covered under a mortgage insurance policy.
(Unknown) Default Reason:
CC36FFFFF90 12/1/2007 $133,000
Full $21,000
$140,000
08/22/2008
BPO
95%
2/1/2007
561
OH
Purchase
1 Family 1
9915703
$145,905.91
109.70%
10/31/2008
Charge Off
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via charge off and a loss of $145,906, a severity of 110 percent, was passed to the trust. The unpaid principal balance at liquidation was $132,734 and the servicer advanced $8,971 of interest to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
(Unknown) Default Reason:
CCCCC369990 3/1/2008 $150,300
Full $35,000
$169,000
06/16/2008
BPO
89%
4/30/2007
631
FL
Cash Out Refinance
1 Family 1
9915058
$165,132.53
109.87%
10/31/2008
Charge Off
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via charge off and a loss of $165,133, a severity of 110 percent, was passed to the trust. The unpaid principal balance at liquidation was $149,657 and the servicer advanced $4,863 of interest to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
CCC36FFFFF0 1/1/2008 $220,500
Full $215,000
$245,000
04/16/2008
BPO
90%
5/17/2007
601
WA
Purchase
Planned Unit
Development
1
9915951
$90,217.27
40.91%
10/31/2008
Third Party
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via third party sale and a loss of $90,217, a severity of 41 percent, was passed to the trust. At liquidation, the unpaid principal balance was $220,171 and net sales proceeds totaled $156,146. Additionally, the servicer advanced $16,927 in interest to the trust. Based on the BPO the property declined in value by $30,000 or 12 percent, since origination. This loan is not covered under a mortgage insurance policy.
(Unknown) Default Reason:
36FFFFRRR90 10/1/2007 $356,250
Full $278,000
$375,000
09/22/2008
Sale Price
95%
8/3/2007
650
CA
Purchase
1 Family 1
9918154
$173,825.10
48.79%
10/31/2008
REO Sale
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via REO sale and a loss of $173,825, a severity of 49 percent, was passed to the trust. At liquidation, the unpaid principal balance was $154,568 and net sales proceeds totaled $0. The servicer reduced the principal in the loss to account for the sales proceeds. Additionally, the servicer advanced $17,271 in interest to the trust. Based on the sale price the property declined in value by $97,000 or 26 percent, since origination. This loan is not covered under a mortgage insurance policy.
(Unknown) Default Reason:
36FFFFFF9F0 10/1/2007 $335,000
Full $259,000
$360,000
01/15/2008
BPO
93%
3/28/2007
498
OR
Cash Out Refinance
1 Family 1
9914828
$215,445.52
64.31%
10/31/2008
Third Party
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via third party sale and a loss of $215,446, a severity of 64 percent, was passed to the trust. At liquidation, the unpaid principal balance was $199,812 and net sales proceeds totaled $0. However, the servicer used the sales proceeds to reduce the UPB in the loss from $334,406 to $199,812.
Additionally, the servicer advanced $16,683 in interest to the trust. Based on the BPO the property declined in value by $101,000 or 28 percent, since origination. This loan is not covered under a mortgage insurance policy and Clayton has asked the servicer why no sales proceeds were remitted to the trust. We currently await a response.
(Unknown) Default Reason:
FFFFRRRRR90 8/1/2007 $314,500
Low $155,500
$370,000
09/22/2008
Sale Price
85%
2/2/2007
497
CA
Cash Out Refinance
1 Family 1
9914556
$254,065.60
80.78%
10/31/2008
REO Sale
12/2/2008
During the 11/25/2008 distribution period, this loan was liquidated via REO sale and a loss of $254,066, a severity of 81 percent, was passed to the trust. At liquidation, the unpaid principal balance was $223,842 and net sales proceeds totaled $0. However, the servicer used the sales proceeds to reduce the UPB in the loss amount. Additionally, the servicer advanced $28,182 in interest to the trust. Based on the sale price the property declined in value by $214,500 or 58 percent, since origination. This loan is not covered under a mortgage insurance policy.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Losses Through: October 31, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
9915058
FL 4/30/2007 89% $150,300 $165,132.53 109.87%
$240,000
$169,000
$245,000
9915951
WA 5/17/2007 90% $220,500 $90,217.27 40.91%
$405,000
9914588
IA 3/29/2007 90% $81,000 ($0.55) 0.00%
9914828
OR 3/28/2007 93% $335,000 $215,445.52 64.31%
9915100
AZ 4/4/2007 75% $180,000 $43,883.25 24.38%
$360,000
9916384
MD 6/13/2007 85% $106,250 $66,896.66 62.96%
$450,000
9917720
CA 7/25/2007 95% $427,500 $370,746.29 86.72%
9918154
CA 8/3/2007 95% $356,250 $173,825.10 48.79%
9918551
CA 8/3/2007 95% $384,750 $256,346.26 66.63%
$375,000
9916486
AZ 6/7/2007 100% $333,225 $210,902.16 63.29%
$125,000
$333,225
$378,000
9917500
CA 7/19/2007 85% $321,300 $167,865.19 52.25%
$585,000
9919323
VA 12/22/2006 88% $513,000 $206,566.84 40.27%
9919337
CA 12/5/2006 90% $328,500 $173,658.54 52.86%
9919448
TN 6/3/2006 94% $121,800 $48,146.62 39.53%
$365,000
$280,000
$90,000
9918525
MD 8/17/2007 40% $112,000 $9,016.85 8.05%
$240,000
9919917
FL 3/2/2007 80% $192,000 $101,142.38 52.68%
$130,000
9914556
CA 2/2/2007 85% $314,500 $254,065.60 80.78%
$140,000
$370,000
$155,300
9914587
CO 3/13/2007 90% $139,770 $28,132.39 20.13%
$260,000
9914285
CA 1/5/2007 80% $208,000 $198,808.66 95.58%
9914268
CA 1/16/2007 90% $225,000 $202,372.82 89.94%
9915703
OH 2/1/2007 95% $133,000 $145,905.91 109.70%
$250,000
Monthly Total:
$3,129,076.29 60.36%
November 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Six
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
600 Paid Off 0.049
610 Current 0.063
600 Delinquent 0.057
590 Paid Off 0.043
600 Current 0.061
610 Delinquent 0.060
570 Delinquent 0.039
570 Paid Off 0.049
570 Current 0.040
560 Paid Off 0.045
590 Current 0.043
590 Delinquent 0.055
580 Paid Off 0.051
580 Current 0.041
580 Delinquent 0.046
470 Current 0.004
470 Delinquent 0.013
460 Paid Off 0.002
460 Current 0.002
460 Delinquent 0.007
490 Current 0.006
490 Delinquent 0.018
480 Paid Off 0.002
480 Current 0.005
480 Delinquent 0.012
430 Current 0.000
430 Delinquent 0.002
420 Delinquent 0.001
560 Delinquent 0.048
420 Current 0.001
450 Delinquent 0.013
450 Paid Off 0.004
450 Current 0.028
440 Delinquent 0.001
440 Paid Off 0.002
540 Current 0.033
540 Delinquent 0.046
530 Paid Off 0.043
530 Current 0.039
530 Delinquent 0.040
550 Paid Off 0.061
560 Current 0.041
550 Delinquent 0.051
540 Paid Off 0.025
550 Current 0.040
500 Paid Off 0.029
510 Current 0.038
500 Delinquent 0.029
490 Paid Off 0.002
500 Current 0.014
520 Delinquent 0.059
520 Paid Off 0.045
520 Current 0.033
510 Delinquent 0.057
510 Paid Off 0.051
FICO Delinquency Percentage
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
730 Current 0.005
720 Paid Off 0.008
720 Delinquent 0.004
740 Current 0.005
730 Paid Off 0.008
730 Delinquent 0.002
710 Current 0.008
700 Paid Off 0.008
700 Delinquent 0.008
720 Current 0.006
710 Paid Off 0.006
710 Delinquent 0.006
740 Delinquent 0.001
790 Delinquent 0.001
790 Current 0.001
780 Delinquent 0.001
810 Current 0.000
800 Current 0.001
790 Paid Off 0.002
760 Current 0.003
750 Delinquent 0.001
750 Current 0.003
780 Current 0.002
770 Delinquent 0.001
770 Current 0.002
700 Current 0.014
640 Delinquent 0.062
640 Current 0.076
630 Paid Off 0.064
650 Delinquent 0.045
650 Current 0.055
640 Paid Off 0.074
620 Delinquent 0.056
620 Current 0.071
610 Paid Off 0.064
630 Delinquent 0.055
630 Current 0.075
620 Paid Off 0.068
650 Paid Off 0.037
680 Paid Off 0.033
680 Delinquent 0.025
680 Current 0.035
690 Paid Off 0.029
690 Delinquent 0.015
690 Current 0.024
660 Paid Off 0.055
660 Delinquent 0.035
660 Current 0.045
670 Paid Off 0.037
670 Delinquent 0.028
670 Current 0.036
Paid Off 512 595 69.317
Current 3,650 600 69.545
Status # of Loans Average Std. Deviation
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 1,787 583 65.011
Total: 5,949
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Delinquent 0.142
0.7 Paid Off 0.145
0.8 Current 0.237
0.6 Delinquent 0.063
0.6 Paid Off 0.107
0.7 Current 0.159
0.8 Delinquent 0.277
0.9 Paid Off 0.270
1.0 Current 0.166
1.0 Delinquent 0.157
0.8 Paid Off 0.213
0.9 Current 0.279
0.9 Delinquent 0.322
1.0 Paid Off 0.172
0.2 Delinquent 0.002
0.3 Current 0.008
0.3 Delinquent 0.003
0.6 Current 0.084
0.1 Current 0.001
0.2 Current 0.002
0.3 Paid Off 0.010
0.5 Current 0.043
0.5 Delinquent 0.028
0.5 Paid Off 0.057
0.4 Current 0.020
0.4 Delinquent 0.006
0.4 Paid Off 0.027
LTV Delinquency Percentage
Delinquent 1,787 0.811 0.128
Paid Off 512 0.781 0.160
Current 3,650 0.790 0.151
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
280000 Current 0.018
280000 Delinquent 0.025
270000 Delinquent 0.025
260000 Delinquent 0.029
270000 Current 0.019
290000 Current 0.017
290000 Delinquent 0.015
230000 Current 0.025
230000 Delinquent 0.034
220000 Delinquent 0.035
220000 Current 0.037
250000 Delinquent 0.029
260000 Current 0.020
250000 Current 0.032
240000 Current 0.030
240000 Delinquent 0.036
80000 Current 0.032
80000 Delinquent 0.025
70000 Delinquent 0.017
60000 Delinquent 0.015
70000 Current 0.028
100000 Delinquent 0.026
110000 Current 0.044
100000 Current 0.042
90000 Current 0.024
90000 Delinquent 0.024
30000 Current 0.003
30000 Delinquent 0.005
20000 Current 0.001
210000 Delinquent 0.033
0 Delinquent 0.001
50000 Delinquent 0.010
60000 Current 0.018
50000 Current 0.012
40000 Current 0.007
40000 Delinquent 0.005
180000 Current 0.036
180000 Delinquent 0.041
170000 Delinquent 0.037
160000 Delinquent 0.044
170000 Current 0.043
200000 Delinquent 0.038
210000 Current 0.037
200000 Current 0.038
190000 Current 0.034
190000 Delinquent 0.026
130000 Current 0.044
130000 Delinquent 0.033
120000 Delinquent 0.036
110000 Delinquent 0.035
120000 Current 0.042
150000 Delinquent 0.030
160000 Current 0.038
150000 Current 0.046
140000 Current 0.036
140000 Delinquent 0.037
Balance Delinquency Percentage
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
510000 Delinquent 0.001
520000 Current 0.002
500000 Delinquent 0.006
510000 Current 0.002
530000 Delinquent 0.006
540000 Current 0.001
520000 Delinquent 0.004
530000 Current 0.002
470000 Delinquent 0.004
480000 Current 0.003
460000 Delinquent 0.006
470000 Current 0.006
490000 Delinquent 0.005
500000 Current 0.004
480000 Delinquent 0.003
490000 Current 0.003
540000 Delinquent 0.002
560000 Current 0.001
560000 Delinquent 0.003
550000 Current 0.002
550000 Delinquent 0.003
570000 Current 0.001
570000 Delinquent 0.002
340000 Delinquent 0.014
350000 Current 0.012
330000 Delinquent 0.017
340000 Current 0.011
360000 Delinquent 0.008
370000 Current 0.010
350000 Delinquent 0.013
360000 Current 0.012
300000 Delinquent 0.025
310000 Current 0.018
460000 Current 0.005
300000 Current 0.016
320000 Delinquent 0.022
330000 Current 0.010
310000 Delinquent 0.021
320000 Current 0.013
370000 Delinquent 0.010
430000 Current 0.007
430000 Delinquent 0.004
420000 Current 0.008
420000 Delinquent 0.007
450000 Current 0.004
450000 Delinquent 0.007
440000 Current 0.007
440000 Delinquent 0.003
390000 Current 0.004
390000 Delinquent 0.007
380000 Current 0.008
380000 Delinquent 0.007
410000 Current 0.005
410000 Delinquent 0.006
400000 Current 0.005
400000 Delinquent 0.012
Balance Delinquency Percentage
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
840000 Current 0.001
830000 Delinquent 0.001
830000 Current 0.000
840000 Delinquent 0.001
870000 Delinquent 0.001
860000 Current 0.000
850000 Current 0.000
820000 Delinquent 0.001
790000 Current 0.000
780000 Current 0.000
790000 Delinquent 0.001
820000 Current 0.000
810000 Delinquent 0.001
800000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
960000 Current 0.000
1060000 Current 0.000
950000 Current 0.000
890000 Delinquent 0.001
890000 Current 0.000
880000 Current 0.000
900000 Current 0.001
940000 Delinquent 0.001
930000 Current 0.000
920000 Current 0.000
630000 Current 0.001
620000 Delinquent 0.001
620000 Current 0.001
630000 Delinquent 0.001
650000 Current 0.001
640000 Delinquent 0.003
640000 Current 0.001
610000 Current 0.002
580000 Delinquent 0.003
580000 Current 0.001
760000 Current 0.001
590000 Current 0.001
600000 Delinquent 0.002
600000 Current 0.001
590000 Delinquent 0.002
710000 Current 0.000
700000 Delinquent 0.001
700000 Current 0.001
710000 Delinquent 0.002
750000 Delinquent 0.001
750000 Current 0.000
740000 Current 0.000
690000 Delinquent 0.001
660000 Delinquent 0.001
660000 Current 0.001
650000 Delinquent 0.001
670000 Current 0.001
690000 Current 0.001
680000 Delinquent 0.002
680000 Current 0.000
Balance Delinquency Percentage
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
1500000 Delinquent 0.001
1190000 Current 0.000
1150000 Current 0.000
1090000 Current 0.000
Balance Delinquency Percentage
Delinquent 1,787 234,932.83 137,183.15
Current 3,650 213,960.93 129,677.32
Total: 5,437
Status # of Loans Average Std. Deviation
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.926
Primary Home Delinquent 0.903
Second Home Delinquent 0.007
Second Home Current 0.008
Second Home Paid Off 0.004
Investment Home Current 0.076
Primary Home Current 0.916
Investment Home Paid Off 0.070
Investment Home Delinquent 0.090
Mortgage Type Delinquency Percentage
Fixed 5,683 1,156,634,986.99 203,525.42 139,201.52
ARM 266 44,147,378.01 165,967.59 172,291.63
Total: 5,949 1,200,782,365.00
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Paid Off 0.004
180 Paid Off 0.006
180 Delinquent 0.004
240 Delinquent 0.002
360 Delinquent 0.988
360 Current 0.984
240 Current 0.004
360 Paid Off 0.984
0 Current 0.003
0 Current 0.000
180 Current 0.008
0 Delinquent 0.006
120 Current 0.000
0 Paid Off 0.004
0 Paid Off 0.002
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 0 5,861
# of Loans Other 120 180 240 300 360
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 3,650 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 291 8.0%
Purpose Number Percentage
Cash-out refinance 2,604 71.3%
Purchase 753 20.6%
Other 0 0.0%
Total 1,787 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 144 8.1%
Purpose Number Percentage
Cash-out refinance 1,247 69.8%
Purchase 396 22.2%
Other 2 0.4%
Total 512 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 33 6.4%
Purpose Number Percentage
Cash-out refinance 364 71.1%
Purchase 113 22.1%
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.93
Primary Home Delinquent 0.90
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.00
Investment Home Current 0.08
Primary Home Current 0.92
Investment Home Paid Off 0.07
Investment Home Delinquent 0.09
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,433
Total: 5,949
Title # of Loans
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
6/30/2008 85,020,961.69 38,641,157.58 25,991,267.51 131,882,020.84 15,948,943.93
5/31/2008 87,222,419.69 40,330,314.97 17,106,799.46 106,598,936.79 10,158,553.99
7/31/2008 97,696,329.40 46,262,944.94 46,017,430.23 138,647,571.01 18,856,651.62
9/30/2008 104,447,140.92 41,579,953.20 90,440,057.87 134,574,544.90 26,485,269.31
8/31/2008 90,471,106.57 45,029,461.83 87,299,686.11 118,901,736.70 24,785,427.68
10/31/2008 103,652,990.30 51,855,218.35 83,213,799.28 149,731,048.33 31,371,902.20
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
4/30/2008 81,543,420.94 35,561,205.77 12,733,197.10 92,672,683.14 3,798,488.62
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
6/30/2008 381 166 111 515 65
10/31/2008 488 228 336 605 130
7/31/2008 463 199 187 544 76
9/30/2008 493 183 353 552 111
8/31/2008 438 199 336 484 101
4/30/2008 374 159 58 339 21
12/31/2007 349 152 6 11 0
5/31/2008 393 164 78 410 42
1/31/2008 357 155 22 117 0
3/31/2008 340 136 64 296 10
2/29/2008 340 124 38 222 5
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2008 Clayton Fixed Income Services Inc. All rights reserved.
5/31/2008 6/25/2008 10.52% 8.15%
1/31/2008 2/25/2008 10.69%
4/30/2008 5/25/2008 6.69% 7.05%
2/29/2008 3/25/2008 7.27%
3/31/2008 4/25/2008 7.19% 8.40%
10/31/2008 11/25/2008 7.14% 10.28% 8.68%
6/30/2008 7/25/2008 7.07% 8.12% 8.26%
9/30/2008 10/25/2008 13.91% 9.08% 8.60%
7/31/2008 8/25/2008 3.34% 7.03% 7.05%
8/31/2008 9/25/2008 9.65% 6.73% 7.45%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: October 31, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 11.61
$2,843,145
0.23% 2.68% 0.23% 1,158%
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
3/31/2008 10.66
$417,095
0.03% 0.39% 0.21% 183%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
6/30/2008 13.63
$4,940,610
0.40% 4.64% 0.27% 1,697%
10/31/2008 17.61
$7,896,127
0.65% 7.55% 0.35% 2,142%
5/31/2008 12.59
$6,520,512
0.52% 6.08% 0.25% 2,417%
9/30/2008 16.62
$9,004,671
0.73% 8.46% 0.33% 2,539%
7/31/2008 14.66
$3,430,246
0.28% 3.27% 0.29% 1,114%
8/31/2008 15.65
$8,728,086
0.71% 8.17% 0.31% 2,601%
Averages: $12.63
$4,054,280
0.33% 3.82% 0.25% 1,295%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Mortgage Insurance Report
  Loss Analysis
  Analytics